7. Prepayments and other current assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY
Contracts costs incurred plus estimated earnings	$ 3,785	$ 8,604	198,706	117,105
Less: Progress billings	(3,684)	(8,098)	(98,957)	(53,574)
Cost and estimated earnings in excess of billings	$ 101	$ 506	99,749	63,531